Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	0-26046
Entity Registrant Name	CHINA NATURAL RESOURCES, INC
Entity Central Index Key	0000793628
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	CHNR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	40,948,082
Auditor Firm ID	1408
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F,
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
City Area Code	0118
Local Phone Number	5228107205
Contact Personnel Name	Zhu Youyi, Chief Financial Officer
Contact Personnel Email Address	zhuyouyi@chnr.net